Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
Prepaid Expenses and Other Current Assets

Note 7. Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets at September 30, 2022 and December 31, 2021, consisted of the following:

	September 30, 2022	December 31, 2021
	(Unaudited)
Prepayment on inventory not received	$—	$225,979
Prepaid expenses	160,907	113,600
Value added tax receivable	130,000	83,602
Security deposit	9,883	7,394
Purchase deposits	—	1,507
Prepaid expenses and other current assets	$300,790	$432,082

Note 8. Prepaid Expenses and Other Current Assets

The components of prepaid expenses and other current assets at December 31, 2021 and 2020, consisted of the following:

	December 31, 2021	December 31, 2020
Prepayment on inventory not received	$225,979	$—
Prepaid expenses	113,600	14,184
Value added tax receivable	83,602	—
Security deposit	7,394	—
Purchase deposits	1,507	—
Prepaid expenses and other current assets	$432,082	$14,184